Cover - shares	12 Months Ended
	Dec. 31, 2021	May 06, 2022
Document Information Line Items
Entity Registrant Name	EURO TECH HOLDINGS COMPANY LIMITED
Entity Central Index Key	0001026662
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		7,732,132
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-22113
Entity Incorporation State Country Code	D8
Entity Address Address Line 2	Gee Chang Hong Centre
Entity Address City Or Town	65 Wong Chuk Hang Road
Entity Address Country	HK
Entity Address Postal Zip Code	true
Auditor Name	Union Power HK CPA Limited
Auditor Location	Hong Kong
Auditor Firm Id	3004
Security 12b Title	Ordinary Shares, no par value
Trading Symbol	CLWT
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Entity Other Identification Type	David YL Leung
Document Accounting Standard	U.S. GAAP
Amendment Description	Euro Tech Holdings Company Limited (the “Company”) is filing this Amendment No. 1 on Form 20-F (this “Amendment”) to the Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Original Filing”), which was originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on May 16, 2022, to add certain disclosure in “Item 3. Key Information”, to revise and restate in its entirety the Consolidated Financial Statements, and to make conforming changes in the other parts of the Original Filings to (i) provide additional disclosure regarding the legal and operational risks associated with being based in or having the majority of the Company’s operations in China, (ii) revise and clarify certain disclosure with respect to the cash and asset flows through its organization, and (iii) state that the Company has been included on the conclusive list of issuers identified under the HFCAA and add disclosure about the ramifications of such identification, and (iv) certain changes related to the financial statements, which we have summarized below. a)to update the Consolidated Statement of Operations and Comprehensive Income / (Loss) for the years ended December 31, 2021, 2020 and 2019 to reclassify (loss) / gain on disposal of property, plant and equipment in operating income / (loss). b)to correct the number of ordinary shares outstanding and earnings per share computations for effect of the stock splits effected in the form of bonus shares: ●update the Consolidated Balance Sheets to restate the ordinary shares issued as of December 31, 2021 and 2020; ●update the Consolidated Statement of Operations and Comprehensive Income / (Loss) for the years ended December 31, 2021, 2020 and 2019 to restate the Net income / (loss) per ordinary share attributable to Euro Tech Holdings Company Limited’s shareholders; and weighted average number of ordinary shares outstanding; ●update the Consolidated Statements of Shareholders’ Equity to restate the number of ordinary share at December31, 2018, 2019, 2020 and 2021; ●update Note 2 Summary of significant accounting policies (s) Ordinary share, Note 11 Ordinary share, Note 16 Net income per ordinary share, and Note 24 Subsequent event. c)to add “Note 2 Summary of significant accounting policies (ai) Effect of the Restatement on the Consolidated Financial Statements for the year ended December 31, 2021” to reflect the changes described above. d)to include the revised Report of Independent Registered Public Accounting Firm of Union Power HK CPA Limited on the restated Consolidated Financial Statements. This Amendment does not reflect subsequent events occurring after the filing date of the Original Filing or modify or update the financial statements, consents or any other items disclosures made in the Original Filing in any way other than as required to reflect the amendments discussed above. Accordingly, this Amendment should be read in conjunction with the Original Filing and the Company’s other filings with the SEC subsequent to the filing of the Original Filing. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, this Amendment also contains certifications under the Sarbanes-Oxley Act of 2002.
Entity Address Address Line 1	Unit D, 18/F.
Business Contact [Member]
Document Information Line Items
Phone Fax Number Description	852-28734887
Entity Address Address Line 2	Gee Chang Hong Centre
Entity Address City Or Town	65 Wong Chuk Hang Road
Entity Address Country	HK
Entity Address Address Line 1	Unit D, 18/F.
Contact Personnel Name	David YL Leung